Delaware VIP® Trust — Delaware VIP U.S. Growth Series
Schedule of investments
September 30, 2019 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 97.97% ✧			Common Stock ✧ (continued)
Communication Services - 8.49%			Materials - 5.40%
Alphabet Class A †	10,324$	12,607,049	Ball	266,105	$19,375,105
Alphabet Class C †	1,068	1,301,892			19,375,105
Netflix †	34,460	9,222,185	Technology - 18.24%
TripAdvisor †	188,535	7,292,534	Applied Materials	199,895	9,974,760
		30,423,660	Arista Networks †	38,164	9,118,143
Consumer Discretionary - 22.99%			Autodesk †	68,468	10,112,724
Charter Communications Class A †	38,487	15,861,262	Microsoft	260,498	36,217,037
Dollar Tree †	158,487	18,092,876			65,422,664
Domino’s Pizza	30,423	7,441,162	Total Common Stock
Hasbro	143,725	17,058,720
			(cost $264,786,947)		351,326,179
Liberty Global Class A †	55,782	1,380,604
Liberty Global Class C †	475,256	11,306,340	Short-Term Investments - 2.11%
Take-Two Interactive Software †	90,246	11,311,434	Money Market Mutual Funds - 2.11%
		82,452,398	BlackRock FedFund - Institutional
Consumer Staples - 4.78%			Shares (seven-day effective yield
Constellation Brands Class A	82,718	17,145,787	1.86%)	1,512,345	1,512,516
		17,145,787	Fidelity Investments Money Market
Financial Services - 23.16%			Government Portfolio - Class I
Charles Schwab	249,811	10,449,594	(seven-day effective yield 1.86%)	1,512,345	1,512,516
CME Group	45,881	9,696,491	GS Financial Square Government Fund -
Crown Castle International	47,959	6,666,781	Institutional Shares (seven-day
KKR & Co. Class A	652,179	17,511,006	effective yield 1.86%)	1,512,345	1,512,516
Mastercard Class A	51,843	14,079,003	Morgan Stanley Government Portfolio -
PayPal Holdings †	111,616	11,562,301	Institutional Share Class (seven-day
Visa Class A	76,090	13,088,241	effective yield 1.85%)	1,512,345	1,512,516
		83,053,417	State Street Institutional US Government
Healthcare - 14.91%			Money Market Fund - Investor Class
Biogen †	30,280	7,049,790	(seven-day effective yield 1.80%)	1,512,345	1,512,458
Illumina †	43,787	13,320,881	Total Short-Term Investments
IQVIA Holdings †	137,233	20,499,866	(cost $7,562,522)		7,562,522
UnitedHealth Group	57,899	12,582,611
		53,453,148

Total Value of Securities - 100.08%
(cost $272,349,469)					358,888,701
Liabilities Net of Receivables and Other Assets - (0.08%)					(287,649)
Net Assets Applicable to 38,777,153 Shares Outstanding - 100.00%					$358,601,052

✧ Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
† Non-incomeproducingsecurity.
GS - Goldman Sachs

NQ-VIP- 888 [9/19] 11/19 (1006211) U.S. Growth Series-1